Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 563	$ 76	$ 1,116	$ 1,403
Deferred Tax Expense (Recovery)	(2)	568	(416)	625
Tax Expense (Recovery) From Continuing Operations	561	644	700	2,028
BP-Husky Refining LLC
Major Components Of Tax Expense Income [Line Items]
Deferred Tax Expense (Recovery)			(176)
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	484	187	941	1,124
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	4	(185)	4	96
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	68	64	152	173
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 7	$ 10	$ 19	$ 10